Cover	Sep. 29, 2023
Cover [Abstract]
Entity Registrant Name	SHIFTPIXY, INC.
Entity Central Index Key	0001675634
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 29, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	47-4211438
Entity Address Address Line 1	13450 W Sunrise Blvd
Entity Address Address Line 2	Suite 650
Entity Address City Or Town	Sunrise
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33323
City Area Code	888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	798-9100